Overview and Summary of Significant Accounting Policies, Inventories (AES Indiana) (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Fuel	$ 69,185	$ 77,198	$ 60,497
Materials and Supplies, Average Cost	67,820	66,392	63,111
Total inventories	137,005	143,590	123,608
Indianapolis Power And Light Company
Inventory [Line Items]
Fuel	69,185	77,198	60,497
Materials and Supplies, Average Cost	67,820	66,392	63,111
Total inventories	$ 137,005	$ 143,590	$ 123,608